ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 1,160	$ 948
Accrued expenses	443	522
Accrued Liabilities, Current, Total	$ 1,603	$ 1,470